Stock-Based Compensation (Tables) - DIGERATI TECHNOLOGIES, INC [Member]	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Stock-Based Compensation (Tables) [Line Items]
Schedule of stock options
		Weighted average exercise	Weighted average remaining contractual
	Options	price	term (years)
Outstanding at July 31, 2022	9,130,000	$0.17	2.39
Granted	-	-	-
Exercised	-	-	-
Forfeited and cancelled	-	-	-
Outstanding on October 31, 2022	9,130,000	$0.17	2.13
Exercisable on October 31, 2022	7,766,613	$0.19	1.96

	Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)

Outstanding at July 31, 2020	5,000,000	$0.27	2.66
Granted	4,230,000	$0.05	4.39
Exercised	-	-	-
Forfeited and cancelled	-	-	-
Outstanding at July 31, 2021	9,230,000	$0.17	2.93
Granted	-	-	-
Exercised	-	-	-
Forfeited and cancelled	(100,000)	$0.25	-
Outstanding at July 31, 2022	9,130,000	$0.17	2.39
Exercisable at July 31, 2022	7,551,179	$0.20	2.11

Schedule of fair market value of all options issued Black-Scholes option pricing model
Expected dividend yield	0.00%
Expected stock price volatility	197.71% - 198.82%
Risk-free interest rate	0.22% - 0.34%
Expected term	2.0 - 3.0 years.